Combined Prospectus	May 26, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 2,000,000,000.00
Form Type	F-10
File Number	333-279789
Initial Effective Date	May 29, 2024
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form F-10 (File No. 333-279789), which became effective on May 29, 2024 (the "Prior Registration Statement"), relating to such indeterminate number of common shares, preferred shares, debt securities, subscription receipts, warrants and units of the Registrant (the "Shelf Securities") with the maximum aggregate public offering price not to exceed US$2,000,000,000 and the resale from time to time by selling securityholders named in any applicable prospectus supplement of up to 133,815,727 common shares of the Registrant in secondary offerings. As of the date hereof, an aggregate of $2,000,000,000 of the Shelf Securities and 133,248,215 common shares remain unsold under the Prior Registration Statement and may be offered and sold using the combined prospectus included in this Registration Statement. No separate registration fee is payable with respect to such $2,000,000,000 of Shelf Securities and 133,248,215 common shares because such securities were previously registered on the Prior Registration Statement.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Secondary Offering of Common Shares
Amount of Securities Previously Registered | shares	133,248,215
Form Type	F-10
File Number	333-279789
Initial Effective Date	May 29, 2024
Combined Prospectus Note	See Prospectus Note 1.